Derivative financial liability - current (Details 2) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
May 2023 grant ‘D’ warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning
Lapsed
Granted	276,689
Exercised
Number of shares ending	276,689
May 2020 warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning	838	838
Lapsed
Granted
Exercised
Number of shares ending	838	838
October 2019 warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning	392	392
Lapsed
Granted
Exercised
Number of shares ending	392	392
DARA Warrant [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning		204
Lapsed		(204)
Granted
Exercised
Number of shares ending
DARA Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning	138	138
Lapsed	(4)
Exercised
Number of shares ending	134	138